Equity Method Investment Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investment [Abstract]
Schedule of Equity Method Investment Summarized Financial Information [Table Text Block]
Summarized financial information for SMP as of and for the year ended December 31, 2014 was as follows:

December 31,
2014
In millions
Revenues	$—
Gross profit	—
Loss from continuing operations	2.8
Net loss	2.8
Total current assets	34.6
Total noncurrent assets	782.9
Total current liabilities	201.2
Total noncurrent liabilities	249.1
Total equity	367.2